TECHNICAL INSURANCE PROVISION AND PENSION PLANS (Tables)	12 Months Ended
Dec. 31, 2021
Technical Insurance Provision And Pension Plans
Technical provisions by account

a)	Technical provisions by account

	R$ thousand
	Non-Life and Health (1)		Life and Pension (2)(3)		Total
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Current and long-term liabilities
Mathematical reserve for unvested benefits (PMBAC)	1,179,406	1,225,279	241,065,876	237,436,250	242,245,282	238,661,529
Mathematical reserve for vested benefits (PMBC)	695,210	612,835	11,884,439	10,403,722	12,579,649	11,016,557
Reserve for claims incurred but not reported (IBNR)	4,961,729	4,040,072	1,014,034	945,744	5,975,763	4,985,816
Unearned premium reserve	4,922,394	4,381,913	2,483,216	1,719,098	7,405,610	6,101,011
Reserve for unsettled claims (PSL)	4,997,427	4,893,477	1,991,574	1,677,216	6,989,001	6,570,693
Reserve for financial surplus (PET)	-	-	861,170	783,786	861,170	783,786
Other technical provisions	3,378,434	3,404,474	6,951,725	7,941,518	10,330,159	11,345,992
Total reserves	20,134,600	18,558,050	266,252,034	260,907,334	286,386,634	279,465,384

(1) “Other technical provisions” – Insurance includes substantially the Provision for Insufficient Premiums (PIP) of R$3,280,927 thousand (R$ 3,044,169 thousand on December 31, 2020) and provision of related expenses of R$ 84,224 thousand (R$ 78,673 thousand on December 31, 2020);

(2) The “Other technical provisions” line of Life and Pension Plan substantially includes “Provision for redemptions and other amounts to be settled” in the amount of R$3,047,124 thousand, “Provision of related expenses” of R$653,541 (R$ 633,768 thousand on December 31, 2020), “Complementary Provision for Coverage (PCC)” in the amount of R$1,926,919 thousand (R$ 3,161,509 thousand on December 31, 2020) and” Other technical provisions” of R$1,305,127 thousand (R$ 1,305,127 thousand on December 31, 2020); and

(3) It includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$167,096 thousand, of which R$147,993 thousand for Insurance and R$19,103 thousand for Life and Pension Plans.

Technical provisions by product

b)	Technical provisions by product

	R$ thousand
	Non-Life and Health		Life and Pension Plans (1)		Total
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Health (Health and Dental)	15,039,385	13,906,115	-	-	15,039,385	13,906,115
Non-Life	5,095,215	4,651,935	-	-	5,095,215	4,651,935
Life	-	-	20,899,215	16,186,345	20,899,215	16,186,345
Pension Plans	-	-	245,352,819	244,720,989	245,352,819	244,720,989
Total technical provisions	20,134,600	18,558,050	266,252,034	260,907,334	286,386,634	279,465,384
(1)	Is comprised of the Companies personal and pension insurance operations.

Insurance – Non-Life, Life and Health Insurance

(i)	Insurance – Non-Life, Life and Health Insurance

		R$ thousand
	2021	2020
Opening balance on January 1	34,744,396	29,983,376
(-) DPVAT insurance	(2,423)	(559,843)
Subtotal on January 1	34,741,973	29,423,533
Additions, net of reversals	40,447,837	37,778,695
Payment of claims, benefits and redemptions	(36,227,017)	(33,359,738)
Adjustment for inflation and interest	2,072,055	870,195
Constitution of judicial provision	(3,367)	29,288
Subtotal at end of the period	41,031,481	34,741,973
(+) DPVAT insurance	2,334	2,423
Closing balance on December 31	41,033,815	34,744,396

Insurance – Pension Plans

(ii)	Insurance – Pension Plans

		R$ thousand
	2021	2020
Opening balance on January 1	244,720,988	238,319,314
Receipt of premiums net of fees	29,021,129	25,979,731
Payment of benefits	(1,331,764)	(1,124,913)
Payment of redemptions	(29,903,661)	(26,326,995)
Adjustment for inflation and interest	10,499,820	11,942,820
Others	(7,653,693)	(4,068,969)
Closing balance on December 31	245,352,819	244,720,988

Guarantees for the technical provisions

d)	Guarantees for the technical provisions

	R$ thousand
	Insurance		Life and Pension Plans		Total
	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020	On December 31, 2021	On December 31, 2020
Total technical provisions	20,134,600	18,558,050	266,252,034	260,907,334	286,386,634	279,465,384
(-) Portion corresponding to contracted reinsurance	(10,186)	(21,617)	(16,037)	(13,114)	(26,223)	(34,731)
(-) Premiums receivables	(1,774,506)	(1,502,349)	-	-	(1,774,506)	(1,502,349)
(-) Unearned premium provision – Health and dental insurance (1)	(1,849,070)	(1,656,290)	-	-	(1,849,070)	(1,656,290)
Technical provisions to be covered	16,500,838	15,377,794	266,235,997	260,894,220	282,736,835	276,272,014

Investment fund quotas (VGBL and PGBL) (2)	-	-	209,419,706	211,617,915	209,419,706	211,617,915
Investment fund quotas (excluding VGBL and PGBL)	4,354,207	4,367,527	25,661,527	29,465,654	30,015,734	33,833,181
Government securities	14,003,541	13,470,796	34,567,252	29,871,219	48,570,793	43,342,015
Private securities	-	34,580	270,249	79,114	270,249	113,694
Total assets guarantee portfolio (3)	18,357,748	17,872,903	269,918,734	271,033,902	288,276,482	288,906,805

(1) Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15;

(2) The investment funds “VGBL” and “PGBL” were consolidated in the financial statements; and

(3) These guarantor assets may be settled only to cover the liabilities to which they are related.

Changes in deferred acquisition cost (insurance assets)

e)	Changes in deferred acquisition cost (insurance assets)

		R$ thousand
	2021	2020
Opening Balance on January 1	1,020,567	983,999
Additions	1,776,681	1,335,881
Amortizations	(1,682,121)	(1,299,313)
Closing balance on December 31	1,115,127	1,020,567

Changes in reinsurance assets

f)	Changes in reinsurance assets

		R$ thousand
	2021	2020
Opening Balance on January 1	87,036	168,225
Additions	23,645	7,795
Amortization and reversal of provisions	-	-
Recovered insurance losses	(39,739)	(55,953)
Reversal/Monetary update	(511)	(37,980)
Other	5,565	4,949
Closing balance on December 31	75,996	87,036

Non-Life – Gross Claims

Non-Life – Gross Claims (1)

	R$ thousand
	Year claims were notified
	Up to 2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Dec/21	Total
Amount estimated for the claims:
· In the year after notification	2,859,480	3,348,274	3,224,788	3,914,716	4,398,468	4,109,825	3,749,457	3,448,593	3,300,264	3,082,054	3,948,386
· One year after notification	2,824,610	3,240,688	3,041,662	3,652,423	4,252,020	3,912,436	3,740,543	3,422,386	3,341,699	3,154,485	-
· Two years after notification	2,809,879	3,233,150	3,009,371	3,666,041	4,230,440	3,923,389	3,754,077	3,418,592	3,371,706	-	-
· Three years after notification	2,812,812	3,256,062	3,044,232	3,654,223	4,259,240	3,932,335	3,733,681	3,446,175	-	-	-
· Four years after notification	2,811,587	3,292,376	3,034,096	3,669,148	4,275,645	3,923,772	3,740,923	-	-	-	-
· Five years after notification	2,840,368	3,113,580	3,049,171	3,679,488	4,275,871	3,939,208	-	-	-	-	-
· Six years after notification	2,837,693	3,128,386	3,058,018	3,690,793	4,284,387	-	-	-	-	-	-
· Seven years after notification	2,850,912	3,133,871	3,064,089	3,701,722	-	-	-	-	-	-	-
· Eight years after notification	2,852,787	3,137,466	3,067,073	-	-	-	-	-	-	-	-
· Nine years after notification	2,848,411	3,145,858	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,871,659	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2021)	2,871,659	3,145,858	3,067,073	3,701,722	4,284,387	3,939,208	3,740,923	3,446,175	3,371,706	3,154,485	3,948,386	38,671,582
Payments of claims	(2,844,810)	(3,129,018)	(3,053,346)	(3,671,826)	(4,247,248)	(3,898,133)	(3,706,145)	(3,393,969)	(3,287,981)	(3,046,376)	(3,040,473)	(37,319,325)
Outstanding Claims	26,849	16,840	13,727	29,896	37,139	41,075	34,778	52,206	83,725	108,109	907,913	1,352,257

Non-Life – Claims Net of Reinsurance Ceded

Non-Life – Claims Net of Reinsurance Ceded (1)

	R$ thousand
	Year claims were notified
	Up to 2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	Dec/21	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	2,653,641	3,022,457	3,021,084	3,738,619	4,044,061	3,960,519	3,710,845	3,410,760	3,281,789	2,345,716	3,938,968
· One year after notification	2,617,957	2,908,173	2,849,909	3,516,057	3,929,714	3,796,535	3,702,199	3,386,329	2,831,845	2,417,343	-
· Two years after notification	2,609,034	2,915,173	2,832,016	3,534,208	3,898,947	3,803,980	3,715,400	3,389,058	2,861,552	-	-
· Three years after notification	2,629,288	2,927,529	2,874,862	3,525,610	3,920,278	3,813,890	3,695,185	3,416,127	-	-	-
· Four years after notification	2,639,629	2,957,403	2,868,888	3,539,001	3,932,723	3,808,429	3,702,598	-	-	-	-
· Five years after notification	2,670,472	2,963,901	2,884,539	3,550,642	3,925,687	3,823,085	-	-	-	-	-
· Six years after notification	2,673,132	2,978,029	2,893,423	3,554,010	3,934,139	-	-	-	-	-	-
· Seven years after notification	2,686,379	2,983,500	2,894,891	3,564,844	-	-	-	-	-	-	-
· Eight years after notification	2,688,317	2,981,996	2,897,755	-	-	-	-	-	-	-	-
· Nine years after notification	2,683,677	2,990,314	-	-	-	-	-	-	-	-	-
· Ten years after notification	2,706,914	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2021)	2,706,914	2,990,314	2,897,755	3,564,844	3,934,139	3,823,085	3,702,598	3,416,127	2,861,552	2,417,343	3,938,968	36,253,639
Payments of claims	(2,680,081)	(2,973,850)	(2,884,072)	(3,535,016)	(3,897,490)	(3,782,804)	(3,667,928)	(3,364,614)	(2,778,153)	(2,309,646)	(3,033,693)	(34,907,347)
Net outstanding unsettled claims	26,833	16,464	13,683	29,828	36,649	40,281	34,670	51,513	83,399	107,697	905,275	1,346,292

Non-Life, Life and Pension - Claims Net of Reinsurance Ceded

Non-Life, Life and Pension - Claims Net of Reinsurance Ceded (1)

	R$ thousand
	Year claims were notified
	Up to 2011	2012	2013	2014	2015	2016	2017	2018	2019	2020	dec/2021	Total
Amount estimated for net claims for reinsurance:
· In the year after notification	3,844,686	4,257,561	4,326,906	5,069,079	5,459,585	5,453,855	5,248,319	4,848,787	4,768,287	4,136,182	6,576,186
· One year after notification	3,806,221	4,134,444	4,148,519	4,889,217	5,355,503	5,287,974	5,190,160	4,802,426	4,317,355	4,191,160	-
· Two years after notification	3,797,808	4,151,462	4,158,528	4,902,783	5,302,462	5,272,711	5,218,931	4,844,993	4,381,626	-	-
· Three years after notification	3,826,913	4,163,604	4,184,738	4,802,886	5,243,714	5,263,080	5,214,282	4,867,761	-	-	-
· Four years after notification	3,834,708	4,191,766	4,165,035	4,781,938	5,242,728	5,270,597	5,238,992	-	-	-	-
· Five years after notification	3,871,555	4,197,799	4,189,183	4,775,574	5,226,434	5,300,707	-	-	-	-	-
· Six years after notification	3,873,835	4,218,005	4,193,407	4,774,017	5,242,573	-	-	-	-	-	-
· Seven years after notification	3,896,069	4,224,281	4,210,256	4,796,556	-	-	-	-	-	-	-
· Eight years after notification	3,886,942	4,230,263	4,222,636	-	-	-	-	-	-	-	-
· Nine years after notification	3,889,088	4,253,396	-	-	-	-	-	-	-	-	-
· Ten years after notification	4,056,336	-	-	-	-	-	-	-	-	-	-
Estimate of claims on the reporting date (2021)	4,056,336	4,253,396	4,222,636	4,796,556	5,242,573	5,300,707	5,238,992	4,867,761	4,381,626	4,191,160	6,576,186	53,127,929
Payments of claims	(3,865,451)	(4,193,191)	(4,149,687)	(4,696,617)	(5,114,821)	(5,147,056)	(5,046,374)	(4,644,728)	(4,076,712)	(3,805,191)	(5,053,061)	(49,792,889)
Net outstanding unsettled claims	190,885	60,205	72,949	99,939	127,752	153,651	192,618	223,033	304,914	385,969	1,523,125	3,335,040

(1) “Retrocession” R$16,346 thousand,”Reinsurance” R$ 5,965 thousand, “Health” R$3,582,615 thousand, estimate of salvages and redresses in the amount of R$182,205 thousand and incurred but not enough reported (IBNER) claims in the amount of R$(231,240) thousand were not considered in the claims development.